Description of Business, Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Accounting Policies [Line Items]
Schedule of Earnings Per Share, Basic and Diluted	Basic and diluted net loss per share for the three months ended June 30, 2024 and 2023 is presented below:

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Lionsgate Studios Corp. shareholders	$(43.5)	$(20.5)
Accretion of redeemable noncontrolling interest	(0.3)	—

Net loss attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest	$(43.8)	$(20.5)

Denominator:
Weighted average common shares outstanding	272.4	253.4

Basic and diluted net loss per common share	$(0.16)	$(0.08)

Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net income (loss) per share for the years ended March 31, 2024, 2023 and 2022 is presented below:

	Year Ending March 31,
	2024	2023	2022
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Income (Loss) per Common Share:
Numerator:
Net income (loss) attributable to Parent	$(93.5)	$(0.3)	$11.1
Accretion of redeemable noncontrolling interest	(11.9)	—	—

Net income (loss) attributable to Parent after accretion of redeemable noncontrolling interest	$(105.4)	$(0.3)	$11.1

Denominator:
Weighted average common shares outstanding	253.4	253.4	253.4

Basic and diluted net loss per common share	$(0.42)	$(0.00)	$0.04

Schedule of reconciliation of the impacted financial statement	The following presents a reconciliation of the impacted financial statement line items as previously reported to the restated amounts for the year ended March 31, 2022 in order to correct the error:

	As Previously Reported	Restatement Adjustment	As Restated
	(Amounts in millions)
Net Cash Flows Provided by Financing Activities	$644.2	$(118.7)	$525.5
Net Change In Cash, Cash Equivalents and Restricted Cash	$28.5	$(118.7)	$(90.2)
Cash, Cash Equivalents and Restricted Cash - End Of Period	$389.0	$(118.7)	$270.3

Schedule Of Property and Equipment is Carried at Cost Less Accumulated Depreciation
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Computer equipment and software	3 - 5 years
Furniture and equipment	3 - 5 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Land	Not depreciated

Starz Business of Lions Gate Entertainment Corp
Accounting Policies [Line Items]
Schedule Of Property and Equipment is Carried at Cost Less Accumulated Depreciation
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Distribution equipment	3 — 7 years
Computer equipment and software	3 years
Furniture, fixtures and office equipment	5 — 7 years
Leasehold improvements	Remaining lease term or the useful life, whichever is shorter